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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

  Investment Company Act file number 811-06106

                      Pioneer Mid Cap Value Fund
               (Exact name of registrant as specified in charter)

                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)

            Terrence J Cullen, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 742-7825

Date of fiscal year end:  October 31

Date of reporting period:  July 31, 2012

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5under the Investment Company Act of 1940 (17 CFR 270.30b-5).  The Commission may
use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget
("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW,
Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

 Pioneer Mid Cap Value Fund

 Schedule of Investments 7/31/12

 Shares

 Value

 COMMON STOCKS - 97.1%

 Energy - 9.6%

 Oil & Gas Drilling - 1.5%

 306,900

 Ensco Plc

 $

 16,673,877

 Oil & Gas Equipment & Services - 1.4%

 210,200

 National Oilwell Varco, Inc.

 $

 15,197,460

 Oil & Gas Exploration & Production - 5.4%

 96,600

 Apache Corp.

 $

 8,319,192

 231,700

 Cabot Oil & Gas Corp.

 9,775,423

 424,800

 Marathon Oil Corp.

 11,244,456

 152,800

 Noble Energy, Inc.

 13,359,304

 92,000

 Pioneer Natural Resources Co.

 8,153,960

 284,500

 Southwestern Energy Co. *

 9,459,625

 $

 60,311,960

 Oil & Gas Refining & Marketing - 0.7%

 283,400

 Valero Energy Corp.

 $

 7,793,500

 Coal & Consumable Fuels - 0.6%

 861,700

 Arch Coal, Inc.

 $

 6,212,857

 Total Energy

 $

 106,189,654

 Materials - 2.8%

 Fertilizers & Agricultural Chemicals - 1.7%

 322,100

 The Mosaic Co.

 $

 18,717,231

 Specialty Chemicals - 0.5%

 92,400

 Ecolab, Inc.

 $

 6,047,580

 Steel - 0.6%

 321,000

 United States Steel Corp.

 $

 6,628,650

 Total Materials

 $

 31,393,461

 Capital Goods - 7.6%

 Aerospace & Defense - 2.3%

 1,092,100

 Spirit Aerosystems Holdings, Inc. *

 $

 25,664,350

 Construction & Engineering - 2.6%

 407,600

 Fluor Corp.

 $

 20,208,808

 304,500

 KBR, Inc.

 7,990,080

 $

 28,198,888

 Industrial Machinery - 2.7%

 426,700

 IDEX Corp.

 $

 16,278,605

 230,000

 SPX Corp.

 13,965,600

 $

 30,244,205

 Total Capital Goods

 $

 84,107,443

 Commercial Services & Supplies - 1.0%

 Human Resource & Employment Services - 1.0%

 199,071

 Towers Watson & Co.

 $

 11,671,533

 Total Commercial Services & Supplies

 $

 11,671,533

 Transportation - 1.5%

 Airlines - 1.5%

 1,778,700

 Southwest Airlines Co.

 $

 16,346,253

 Total Transportation

 $

 16,346,253

 Consumer Durables & Apparel - 3.2%

 Housewares & Specialties - 1.1%

 266,100

 Jarden Corp.

 $

 12,027,720

 Apparel, Accessories & Luxury Goods - 2.1%

 779,300

 Hanesbrands, Inc. *

 $

 23,394,586

 Total Consumer Durables & Apparel

 $

 35,422,306

 Consumer Services - 2.4%

 Hotels, Resorts & Cruise Lines - 1.8%

 378,500

 Wyndham Worldwide Corp.

 $

 19,700,925

 Specialized Consumer Services - 0.6%

 248,230

 Sotheby's

 $

 7,285,550

 Total Consumer Services

 $

 26,986,475

 Retailing - 3.7%

 Apparel Retail - 0.7%

 474,600

 Express, Inc. *

 $

 7,641,060

 Computer & Electronics Retail - 1.6%

 490,100

 Rent-A-Center, Inc. *

 $

 17,427,956

 Specialty Stores - 1.4%

 603,300

 Sally Beauty Holdings, Inc. *

 $

 15,939,186

 Total Retailing

 $

 41,008,202

 Food & Staples Retailing - 1.1%

 Drug Retail - 1.1%

 264,600

 CVS Caremark Corp.

 $

 11,973,150

 Total Food & Staples Retailing

 $

 11,973,150

 Food, Beverage & Tobacco - 1.7%

 Packaged Foods & Meats - 1.7%

 564,300

 Campbell Soup Co.

 $

 18,683,973

 Total Food, Beverage & Tobacco

 $

 18,683,973

 Health Care Equipment & Services - 5.3%

 Health Care Equipment - 1.7%

 787,100

 CareFusion Corp. *

 $

 19,213,111

 Health Care Services - 1.0%

 112,500

 DaVita, Inc. *

 $

 11,072,250

 Health Care Facilities - 0.3%

 431,113

 Health Management Associates, Inc. *

 $

 2,836,724

 Managed Health Care - 2.3%

 390,700

 Cigna Corp.

 $

 15,737,396

 164,400

 Humana, Inc.

 10,127,040

 $

 25,864,436

 Total Health Care Equipment & Services

 $

 58,986,521

 Pharmaceuticals, Biotechnology & Life Sciences - 4.7%

 Pharmaceuticals - 3.6%

 197,249

 Jazz Pharmaceuticals Plc *

 $

 9,481,759

 424,300

 Teva Pharmaceutical Industries, Ltd. (A.D.R.)

 17,349,627

 164,800

 Watson Pharmaceuticals, Inc. *

 12,826,384

 $

 39,657,770

 Life Sciences Tools & Services - 1.1%

 327,900

 Agilent Technologies, Inc.

 $

 12,555,291

 Total Pharmaceuticals, Biotechnology & Life Sciences

 $

 52,213,061

 Banks - 6.8%

 Regional Banks - 6.8%

 805,100

 CIT Group, Inc. *

 $

 29,402,252

 946,000

 First Horizon National Corp.

 7,785,580

 354,400

 First Republic Bank

 11,528,632

 315,000

 PNC Financial Services Group, Inc.

 18,616,500

 454,200

 Zions Bancorporation

 8,266,440

 $

 75,599,404

 Total Banks

 $

 75,599,404

 Diversified Financials - 7.1%

 Specialized Finance - 1.4%

 378,000

 Moody's Corp.

 $

 15,320,340

 Consumer Finance - 3.6%

 474,300

 Capital One Financial Corp.

 $

 26,793,207

 348,800

 Discover Financial Services

 12,542,848

 $

 39,336,055

 Asset Management & Custody Banks - 2.1%

 288,700

 Ameriprise Financial, Inc.

 $

 14,931,564

 394,000

 Invesco, Ltd.

 8,719,220

 $

 23,650,784

 Total Diversified Financials

 $

 78,307,179

 Insurance - 8.2%

 Insurance Brokers - 1.9%

 426,000

 Aon Plc

 $

 20,959,200

 Life & Health Insurance - 3.3%

 454,200

 Aflac, Inc.

 $

 19,884,876

 874,000

 Unum Group

 16,509,860

 $

 36,394,736

 Property & Casualty Insurance - 3.0%

 333,300

 Axis Capital Holdings, Ltd.

 $

 10,952,238

 661,400

 The Allstate Corp.

 22,686,020

 $

 33,638,258

 Total Insurance

 $

 90,992,194

 Real Estate - 10.9%

 Diversified REIT's - 0.9%

 702,600

 Duke Realty Corp.

 $

 10,159,596

 Mortgage REIT's - 1.2%

 745,100

 Annaly Capital Management, Inc.

 $

 12,987,093

 Office REIT's - 2.4%

 702,100

 BioMed Realty Trust, Inc.

 $

 13,199,480

 121,300

 Boston Properties, Inc.

 13,452,170

 $

 26,651,650

 Residential REIT's - 2.0%

 182,800

 American Campus Communities, Inc.

 $

 8,712,248

 206,300

 Equity Residential

 13,060,853

 $

 21,773,101

 Retail REIT's - 1.6%

 931,300

 Kimco Realty Corp.

 $

 18,151,037

 Specialized REIT's - 2.8%

 200,700

 HCP, Inc.

 $

 9,475,047

 754,600

 Host Hotels & Resorts, Inc.

 11,077,528

 490,700

 Pebblebrook Hotel Trust

 11,148,704

 $

 31,701,279

 Total Real Estate

 $

 121,423,756

 Software & Services - 2.8%

 Data Processing & Outsourced Services - 1.5%

 477,900

 VeriFone Systems, Inc. *

 $

 17,342,991

 Application Software - 1.3%

 1,527,004

 Compuware Corp. *

 $

 14,063,707

 Total Software & Services

 $

 31,406,698

 Technology Hardware & Equipment - 0.9%

 Computer Storage & Peripherals - 0.9%

 250,400

 SanDisk Corp. *

 $

 10,298,952

 Total Technology Hardware & Equipment

 $

 10,298,952

 Semiconductors & Semiconductor Equipment - 3.2%

 Semiconductors - 3.2%

 471,900

 Analog Devices, Inc.

 $

 18,441,852

 513,500

 Xilinx, Inc.

 16,637,400

 $

 35,079,252

 Total Semiconductors & Semiconductor Equipment

 $

 35,079,252

 Telecommunication Services - 1.4%

 Integrated Telecommunication Services - 1.4%

 365,500

 CenturyLink, Inc.

 $

 15,182,870

 Total Telecommunication Services

 $

 15,182,870

 Utilities - 11.2%

 Electric Utilities - 5.9%

 339,600

 American Electric Power Co., Inc.

 $

 14,344,704

 438,200

 Northeast Utilities

 17,475,416

 228,000

 Pinnacle West Capital Corp.

 12,207,120

 423,000

 PNM Resources, Inc.

 8,798,400

 448,500

 PPL Corp.

 12,961,650

 $

 65,787,290

 Gas Utilities - 0.8%

 215,600

 AGL Resources, Inc.

 $

 8,731,800

 Multi-Utilities - 4.5%

 573,200

 Ameren Corp.

 $

 19,609,172

 637,400

 CMS Energy Corp.

 15,718,284

 223,200

 Consolidated Edison, Inc.

 14,396,400

 $

 49,723,856

 Total Utilities

 $

 124,242,946

 TOTAL COMMON STOCKS

 (Cost $986,085,360)

 $

 1,077,515,283

 MUTUAL FUNDS - 0.6%

 Materials - 0.6%

 Precious Metals & Minerals - 0.6%

 146,200

 Market Vectors Gold Miners ETF

 $

 6,254,436

 Total Materials

 $

 6,254,436

 TOTAL MUTUAL FUNDS

 (Cost $6,772,930)

 $

 6,254,436

 Principal Amount ($)

 TEMPORARY CASH INVESTMENTS - 2.4%

 Repurchase Agreements - 2.4%

 6,775,000

 Deutschebank AG, 0.17%, dated 7/31/12, repurchase price of $6,775,000 plus accrued interest on 8/1/12 collateralized by the following:

 $207,094 U.S. Treasury Bond, 2.0-3.375%, 11/15/26-4/15/32

 $6,703,406 U.S. Treasury Strip, 0.0-2.625%, 8/5/12-2/15/42

 $

 6,775,000

 6,775,000

 JPMorgan, Inc., 0.19%, dated 7/31/12, repurchase price of $6,775,000 plus accrued interest on 8/1/12 collateralized by $6,910,584 Federal

 National Mortgage Association, 3.5-7.0%, 7/1/19-8/1/42

 6,775,000

 6,775,000

 RBC Capital Markets, Inc., 0.14%, dated 7/31/12, repurchase price of

 $6,775,000 plus accrued interest on 8/1/12 collateralized by $7,314,221

 Government National Mortgage Association I, 5.5%, 2/15/40

 6,775,000

 6,775,000

 TD Securities, Inc., 0.11%, dated 7/31/12, repurchase price of

 $6,775,000 plus accrued interest on 8/1/12 collateralized by 6,786,500

 U.S. Treasury Bond, 4.5%, 5/15/38

 6,775,000

 $

 27,100,000

 TOTAL TEMPORARY CASH INVESTMENTS

 (Cost $27,100,000)

 $

 27,100,000

 TOTAL INVESTMENT IN SECURITIES - 100.1%

 $

 1,110,869,719

 (Cost $1,019,958,289) (a)

 OTHER ASSETS & LIABILITIES - (0.1)%

 $

 (1,206,411)

 TOTAL NET ASSETS - 100.0%

 $

 1,109,663,308

 (A.D.R.)

 American Depositary Receipt

 *

 Non-income producing security.

 (a)

 At July 31, 2012, the net unrealized gain on investments based on cost for federal income tax purposes of $1,024,106,820 was as follows:

 Aggregate gross unrealized gain for all investments in which there is an excess of value over tax cost

 $

 162,372,559

 Aggregate gross unrealized loss for all investments in which there is an excess of tax cost over value

 (75,609,660)

 Net unrealized gain

 $

 86,762,899

 Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below.

 Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.

 Level 1 – quoted prices in active markets for identical securities

 Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

 Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

 The following is a summary of the inputs used as of July 31, 2012, in valuing the Fund's assets:

 Level 1

 Level 2

 Level 3

 Total

 Common Stocks

  $       1,077,515,283

  $                       -

  $            -

  $       1,077,515,283

 Repurchase Agreements

                               -

            27,100,000

                -

                27,100,000

 Mutual Funds

                  6,254,436

                           -

                -

                  6,254,436

 Total

  $       1,083,769,719

  $        27,100,000

  $            -

  $       1,110,869,719

 ITEM 2. CONTROLS AND PROCEDURES. (a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR240.13a-15(b) or 240.15d-15(b)). The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report. (b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting. There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting. ITEM 3. EXHIBITS. (a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2). Filed herewith. SIGNATURES [See General Instruction F] Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized. (Registrant) Pioneer Mid Cap Value Fund By (Signature and Title)* /s/ John F. Cogan, Jr. John F. Cogan, Jr, President Date September 28, 2012 Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated. By (Signature and Title)* /s/ John F. Cogan, Jr. John F. Cogan, Jr., President Date September 28, 2012 By (Signature and Title)* /s/ Mark Bradley Mark Bradley, Treasurer Date September 28, 2012 * Print the name and title of each signing officer under his or her signature.